Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table (“SCT”) Total for Stephen Bratspies(1) ($) (b)	Compensation Actually Paid to Stephen Bratspies(1)(2)(3) ($) (c)	SCT Total for Gerald W. Evans, Jr.(1) ($) (b)	Compensation Actually Paid to Gerald W. Evans, Jr.(1)(2)(3) ($) (c)	Average SCT Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions) (h)	Net Organic Sales(5) ($ Millions) (i)
							TSR ($) (f)	Peer Group TSR ($) (g)
2023	9,814,076	5,413,551	—	—	2,105,256	1,310,293	34.57	71.93	(17.7)	5,645
2022	9,219,614	(2,040,239)	—	—	2,482,996	608,021	49.30	67.96	(127.2)	6,178
2021	11,031,249	15,420,100	—	—	2,635,061	3,264,430	122.09	104.02	77.2	6,745
2020	4,829,065	3,570,261	9,469,457	6,310,590	2,249,254	1,760,286	103.10	92.47	(75.6)	6,087

(1)
Stephen Bratspies was our PEO from August 3, 2020 to present. Gerald W. Evans, Jr. was our PEO until August 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
M. Scott Lewis	M. Scott Lewis	Michael E. Faircloth	M. Scott Lewis
W. Howard Upchurch	Michael E. Faircloth	Michael P. Dastugue	Michael P. Dastugue
Joia M. Johnson	Michael P. Dastugue	Joseph W. Cavaliere	Joseph W. Cavaliere
Michael E. Faircloth	Joseph W. Cavaliere	Kristin L. Oliver	Vanessa LeFebvre
	Jonathan Ram		Michael E. Faircloth

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K, and therefore use hypothetical values and points in time when pay may not actually have been earned by or delivered to the NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments (which are described in footnote 3 below with respect to 2023).

(3)
Compensation Actually Paid for fiscal 2023 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable year. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Stephen Bratspies
Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2023	9,814,076	—	(7,749,995)	—	3,349,469	5,413,551
Non-PEO NEOs (Average)
Year	Average Summary Compensation Table Total ($)	Average Exclusion of Change in Pension Value ($)	Average Exclusion of Stock Awards and Option Awards ($)	Average Inclusion of Pension Service Cost ($)	Average Inclusion of Equity Values ($)	Average Compensation Actually Paid ($)
2023	2,105,256	(2,085)	(1,213,898)	—	421,020	1,310,293
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Stephen Bratspies
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2023	4,184,622	(1,075,604)	—	240,451	—	—	3,349,469
Non-PEO NEOs (Average)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Average Inclusion of Equity Values ($)
2023	705,873	(96,930)	—	20,494	(208,416)	—	421,020

(4)
”TSR” stands for “total shareholder return.” The Peer Group TSR shown in this table utilizes the S&P 1500 Apparel, Accessories & Luxury Goods Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the S&P 1500 Apparel, Accessories & Luxury Goods Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

(5)
We determined net organic sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important measure in future years. Net organic sales is a non-GAAP financial measure. For purposes of this disclosure, net organic sales was calculated substantially as described above in our Compensation Discussion and Analysis on page 52.

Company Selected Measure Name	Net Organic Sales
Named Executive Officers, Footnote
(1)
Stephen Bratspies was our PEO from August 3, 2020 to present. Gerald W. Evans, Jr. was our PEO until August 2, 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
M. Scott Lewis	M. Scott Lewis	Michael E. Faircloth	M. Scott Lewis
W. Howard Upchurch	Michael E. Faircloth	Michael P. Dastugue	Michael P. Dastugue
Joia M. Johnson	Michael P. Dastugue	Joseph W. Cavaliere	Joseph W. Cavaliere
Michael E. Faircloth	Joseph W. Cavaliere	Kristin L. Oliver	Vanessa LeFebvre
	Jonathan Ram		Michael E. Faircloth

Peer Group Issuers, Footnote
”TSR” stands for “total shareholder return.” The Peer Group TSR shown in this table utilizes the S&P 1500 Apparel, Accessories & Luxury Goods Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the S&P 1500 Apparel, Accessories & Luxury Goods Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid for fiscal 2023 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable year. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Stephen Bratspies
Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2023	9,814,076	—	(7,749,995)	—	3,349,469	5,413,551
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Stephen Bratspies
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Inclusion of Equity Values ($)
2023	4,184,622	(1,075,604)	—	240,451	—	—	3,349,469

Non-PEO NEO Average Total Compensation Amount	$ 2,105,256	$ 2,482,996	$ 2,635,061	$ 2,249,254
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,310,293	608,021	3,264,430	1,760,286
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid for fiscal 2023 reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. For unvested awards subject to performance-based vesting conditions, the fair values were based on the probable outcome of such performance-based vesting conditions as of the last day of the applicable year. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
Non-PEO NEOs (Average)
Year	Average Summary Compensation Table Total ($)	Average Exclusion of Change in Pension Value ($)	Average Exclusion of Stock Awards and Option Awards ($)	Average Inclusion of Pension Service Cost ($)	Average Inclusion of Equity Values ($)	Average Compensation Actually Paid ($)
2023	2,105,256	(2,085)	(1,213,898)	—	421,020	1,310,293
Non-PEO NEOs (Average)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total — Average Inclusion of Equity Values ($)
2023	705,873	(96,930)	—	20,494	(208,416)	—	421,020

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.
Adjusted EPS
Adjusted Operating Income
Cash Flow from Operations
Net Inventory
Net Organic Sales

Total Shareholder Return Amount	$ 34.57	49.3	122.09	103.1
Peer Group Total Shareholder Return Amount	71.93	67.96	104.02	92.47
Net Income (Loss)	$ (17.7)	$ (127.2)	$ 77.2	$ (75.6)
Company Selected Measure Amount	5,645	6,178	6,745	6,087
PEO Name	Stephen Bratspies
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations
Measure:: 4
Pay vs Performance Disclosure
Name	Net Inventory
Measure:: 5
Pay vs Performance Disclosure
Name	Net Organic Sales
Non-GAAP Measure Description
(5)
We determined net organic sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for previous years, and we may determine a different financial performance measure to be the most important measure in future years. Net organic sales is a non-GAAP financial measure. For purposes of this disclosure, net organic sales was calculated substantially as described above in our Compensation Discussion and Analysis on page 52.

Stephen Bratspies [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,814,076	$ 9,219,614	$ 11,031,249	$ 4,829,065
PEO Actually Paid Compensation Amount	5,413,551	(2,040,239)	15,420,100	3,570,261
Gerald W. Evans, Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				9,469,457
PEO Actually Paid Compensation Amount				$ 6,310,590
PEO | Stephen Bratspies [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Bratspies [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,749,995)
PEO | Stephen Bratspies [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Bratspies [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,349,469
PEO | Stephen Bratspies [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,184,622
PEO | Stephen Bratspies [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,075,604)
PEO | Stephen Bratspies [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Bratspies [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,451
PEO | Stephen Bratspies [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Bratspies [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,085)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,213,898)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,020
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	705,873
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,930)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,494
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(208,416)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount